Citi Fund Services

800 Boylston Street, 24th Floor

Boston, Massachusetts 02199

April 29, 2020

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	ProFunds
File Nos. 333-28339 and 811-08239

Rule 497(j) Filing

Dear Ladies and Gentlemen:

As Administrator on behalf of ProFunds (the “Registrant”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended, as amended, (the “1933 Act”) this is to certify that the Registrant’s ProFund VP Asia 30, ProFund VP Banks, ProFund VP Basic Materials, ProFund VP Bear, ProFund VP Biotechnology, ProFund VP Bull, ProFund VP Consumer Goods, ProFund VP Consumer Services, ProFund VP Dow 30, ProFund VP Emerging Markets, ProFund VP Europe 30, ProFund VP Falling U.S. Dollar, ProFund VP Financials, ProFund VP Health Care, ProFund VP Industrials, ProFund VP International, ProFund VP Internet, ProFund VP Japan, ProFund VP Large-Cap Growth, ProFund VP Large-Cap Value, ProFund VP Mid-Cap, ProFund VP Mid-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Nasdaq-100, ProFund VP Oil & Gas, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Real Estate, ProFund VP Rising Rates Opportunity, ProFund VP Semiconductor, ProFund VP Short Dow 30, ProFund VP Short Emerging Markets, ProFund VP Short International, ProFund VP Short Mid-Cap, ProFund VP Short Nasdaq-100, ProFund VP Short Small-Cap, ProFund VP Small-Cap, ProFund VP Small-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Technology, ProFund VP Telecommunications, ProFund VP U.S. Government Plus, ProFund VP UltraBull, ProFund VP UltraMid-Cap, ProFund VP Ultra Nasdaq-100, ProFund VP UltraShort Dow 30, ProFund VP UltraShort Nasdaq-100, ProFund VP UltraSmall-Cap and ProFund VP Utilities Prospectus and Statement of Additional Information (“SAI”), each dated May 1, 2020, and the Registrants ProFund VP Government Money Market Investor and Service Class Prospectus and SAI, each dated May 1, 2020, that would be filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 113 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2020.

Questions related to this filing may be directed to my attention at (617) 859-3439 or, in my absence, to Kristen Freeman, ProFund Advisors LLC, at (240) 497-6400.

Sincerely,

/s/ Jennifer A. English
Jennifer A. English